UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 09/30/2011


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Gaare
Title:   CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Maureen Gaare	    Solana Beach, CA              11/09/2011
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: 148270000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     2335   136702 SH       Sole                   131652              5050
AFLAC Inc.                     COM              001055102     2520    72102 SH       Sole                    69492              2610
Aaron's, Inc.                  COM              002535300      267    10581 SH       Sole                    10581
Abbott Labs                    COM              002824100      362     7077 SH       Sole                     7077
Ace Limited                    COM              H0023r105     2211    36490 SH       Sole                    34935              1555
Align Technology               COM              016255101     2055   135460 SH       Sole                   130690              4770
Allegheny Technologies         COM              01741r102     1576    42605 SH       Sole                    40520              2085
Amazon.Com Inc                 COM              023135106     3795    17549 SH       Sole                    16823               726
Apache Petroleum               COM              037411105     2728    34001 SH       Sole                    32556              1445
Baker Hughes                   COM              057224107     2469    53505 SH       Sole                    51770              1735
Bed Bath & Beyond              COM              075896100      296     5170 SH       Sole                     5170
British American Tobacco plc   COM              110448107     3206    37835 SH       Sole                    36495              1340
Carnival Cruise Lines          COM              143658300      208     6865 SH       Sole                     6865
Chevron Texaco Corp.           COM              166764100      597     6447 SH       Sole                     5787               660
Citrix Systems                 COM              177376100     1868    34250 SH       Sole                    32825              1425
Coca Cola                      COM              191216100      332     4919 SH       Sole                     4919
Cognizant Technology Solutions COM              192446102     1222    19485 SH       Sole                    18230              1255
Consumer Discretionary Select  COM              81369y407      481    13784 SH       Sole                    13654               130
Consumer Staples Select Sector COM              81369Y308      471    15865 SH       Sole                    15610               255
Costco Whsl Group              COM              22160K105      316     3846 SH       Sole                     3646               200
Covidien Ltd                   COM              g2554f113     1582    35865 SH       Sole                    34155              1710
Cummins Inc.                   COM              231021106     2652    32482 SH       Sole                    31197              1285
Danaher Corp Del               COM              235851102     3107    74082 SH       Sole                    71747              2335
Edwards Lifesciences           COM              28176e108      912    12800 SH       Sole                    11900               900
Equal Weight Health Care - Ryd COM              78355w841      657    10555 SH       Sole                    10410               145
Exxon Mobil                    COM              30231G102      593     8159 SH       Sole                     8159
Financial Select Sector - SPDR COM              81369Y605      528    44675 SH       Sole                    44015               660
General Electric               COM              369604103     2925   192184 SH       Sole                   184619              7565
Google Inc.                    COM              38259p508     4713     9150 SH       Sole                     8834               316
Halliburton, Inc.              COM              406216101     2242    73445 SH       Sole                    70675              2770
Hansen Natural                 COM              411310105      721     8260 SH       Sole                     6735              1525
HomeDepot                      COM              437076102     2721    82794 SH       Sole                    79269              3525
IBM                            COM              459200101     5227    29889 SH       Sole                    29242               647
Intercontinental Exchange      COM              45865v100     2532    21412 SH       Sole                    20292              1120
Laboratory Corp of America     COM              50540r409     3033    38365 SH       Sole                    37795               570
MSCI Canada Index - iShares    COM              464286509     2957   116019 SH       Sole                   114364              1655
MSCI Emerging Markets Index Fu COM              464287234     6563   187003 SH       Sole                   184238              2765
MSCI Pacific ex-Japan - iShare COM              464286665     2588    70372 SH       Sole                    69282              1090
MSCI Singapore - iShares       COM              464286673     5258   478030 SH       Sole                   470670              7360
MSCI Sweden - iShares          COM              464286756     2359   102590 SH       Sole                   100955              1635
MSCI Switzerland - iShares     COM              464286749     3673   169565 SH       Sole                   166920              2645
Network Appliance              COM              64110D104     1620    47760 SH       Sole                    45315              2445
NextEra Energy                 COM              65339f101     3462    64083 SH       Sole                    63158               925
Nice Systems Ltd               COM              653656108     1916    63135 SH       Sole                    62035              1100
Novartis ADR                   COM              66987V109     3021    54169 SH       Sole                    52274              1895
Occidental Petroleum           COM              674599105     2443    34166 SH       Sole                    33021              1145
Oracle Corp.                   COM              68389X105     3075   106991 SH       Sole                   103431              3560
Pepsico Inc.                   COM              713448108     4028    65072 SH       Sole                    62837              2235
Potash Corp. of Saskatchewan   COM              73755L107     2194    50771 SH       Sole                    49207              1564
Qualcomm                       COM              747525103     4071    83723 SH       Sole                    81218              2505
Resmed                         COM              761152107     2556    88786 SH       Sole                    85141              3645
Russell Mid-Cap Growth - iShar COM              464287481     2361    47561 SH       Sole                    45041              2520
Russell Mid-Cap Index Fund - i COM              464287499      818     9273 SH       Sole                     9233                40
Rydex S&P Equal Weight Energy  COM              78355w866      560    10725 SH       Sole                    10575               150
S&P Global Industrial Index -  COM              464288729      445    10150 SH       Sole                    10030               120
S&P Global Technology Index -  COM              464287291      813    14870 SH       Sole                    14680               190
S&P Global Telecom Sector - iS COM              464287275      241     4442 SH       Sole                     4382                60
TJX Co Inc.                    COM              872540109     3367    60705 SH       Sole                    58960              1745
Toronto Dominion Bank          COM              891160509     2408    33938 SH       Sole                    32968               970
Toyota Motor CP ADR New        COM              892331307      263     3850 SH       Sole                     3850
U.S. Bancorp New               COM              902973304     2811   119420 SH       Sole                   114880              4540
Vanguard Total Stock Market ET COM              922908769      418     7242 SH       Sole                     7242
Verizon Communications         COM              92343V104     3503    95199 SH       Sole                    92034              3165
Vodafone Group                 COM              92857W209      370    14425 SH       Sole                    14425
YUM! Brands                    COM              988498101     3074    62235 SH       Sole                    59555              2680
Realty Income Corp.            REL              756109104      206     6405 SH       Sole                     6405
Gold Trust - SPDR              OAS              78463v107    11369    71927 SH       Sole                    70932               995